Loans (Tables)	12 Months Ended
Dec. 31, 2015
Loans [Abstract]
Classification of Loans By Class

(In thousands)	December 31, 2015	December 31, 2014
SBA loans held for investment	$39,393	$40,401
SBA 504 loans	29,353	34,322
Commercial loans
Commercial other	49,332	40,607
Commercial real estate	391,071	339,693
Commercial real estate construction	25,115	21,649
Residential mortgage loans	264,523	220,878
Consumer loans
Home equity	45,042	41,451
Consumer other	32,015	17,645
Total loans held for investment	$875,844	$756,646
SBA loans held for sale	13,114	5,179
Total loans	$888,958	$761,825

Loan Portfolio by Class According to Their Credit Quality Indicators
	December 31, 2015
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$35,032	$2,647	$1,714	$39,393
SBA 504 loans	24,003	4,917	433	29,353
Commercial loans
Commercial other	45,870	2,373	1,089	49,332
Commercial real estate	369,510	18,978	2,583	391,071
Commercial real estate construction	24,061	1,054	-	25,115
Total commercial loans	439,441	22,405	3,672	465,518
Total SBA, SBA 504 and commercial loans	$498,476	$29,969	$5,819	$534,264

	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans		$262,299	$2,224	$264,523
Consumer loans
Home equity		44,452	590	45,042
Consumer other		32,015	-	32,015
Total consumer loans		76,467	590	77,057
Total residential mortgage and consumer loans		$338,766	$2,814	$341,580

The tables below detail the Company’s loan portfolio by class according to their credit quality indicators discussed in the paragraphs above as of December 31, 2014:

	December 31, 2014
	SBA, SBA 504 & Commercial loans - Internal risk ratings
(In thousands)	Pass	Special mention	Substandard	Total
SBA loans held for investment	$35,827	$2,250	$2,324	$40,401
SBA 504 loans	24,415	5,967	3,940	34,322
Commercial loans
Commercial other	38,054	1,270	1,283	40,607
Commercial real estate	315,015	20,555	4,123	339,693
Commercial real estate construction	21,649	-	-	21,649
Total commercial loans	374,718	21,825	5,406	401,949
Total SBA, SBA 504 and commercial loans	$434,960	$30,042	$11,670	$476,672

	Residential mortgage & Consumer loans - Performing/Nonperforming
(In thousands)		Performing	Nonperforming	Total
Residential mortgage loans		$220,233	$645	$220,878
Consumer loans
Home equity		40,908	543	41,451
Consumer other		17,643	2	17,645
Total consumer loans		58,551	545	59,096
Total residential mortgage and consumer loans		$278,784	$1,190	$279,974

Aging Analysis of Past Due And Nonaccrual Loans by Loan Class

	December 31, 2015
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$1,153	$456	$-	$1,764	$3,373	$36,020	$39,393
SBA 504 loans	-	-	-	518	518	28,835	29,353
Commercial loans
Commercial other	157	-	-	10	167	49,165	49,332
Commercial real estate	444	283	-	2,154	2,881	388,190	391,071
Commercial real estate construction	356	-	-	-	356	24,759	25,115
Residential mortgage loans	2,307	1,078	-	2,224	5,609	258,914	264,523
Consumer loans
Home equity	130	3	-	590	723	44,319	45,042
Consumer other	1	-	-	-	1	32,014	32,015
Total loans held for investment	$4,548	$1,820	$-	$7,260	$13,628	$862,216	$875,844
SBA loans held for sale	-	-	-	-	-	13,114	13,114
Total loans	$4,548	$1,820	$-	$7,260	$13,628	$875,330	$888,958

(1)

At December 31, 2015, nonaccrual loans included $293 thousand of TDRs and $288 thousand of loans guaranteed by the SBA.  The remaining $3.0 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.

	December 31, 2014
(In thousands)	30-59 days past due	60-89 days past due	90+ days and still accruing	Nonaccrual (1)	Total past due	Current	Total loans
SBA loans held for investment	$1,093	$147	$161	$3,348	$4,749	$35,652	$40,401
SBA 504 loans	1,639	-	-	2,109	3,748	30,574	34,322
Commercial loans
Commercial other	-	-	-	1,129	1,129	39,478	40,607
Commercial real estate	2,812	-	7	3,592	6,411	333,282	339,693
Commercial real estate construction	-	-	-	-	-	21,649	21,649
Residential mortgage loans	2,887	658	722	645	4,912	215,966	220,878
Consumer loans
Home equity	639	213	-	543	1,395	40,056	41,451
Consumer other	-	6	-	2	8	17,637	17,645
Total loans held for investment	$9,070	$1,024	$890	$11,368	$22,352	$734,294	$756,646
SBA loans held for sale	-	-	-	-	-	5,179	5,179
Total loans	$9,070	$1,024	$890	$11,368	$22,352	$739,473	$761,825

(1)

At December 31, 2014, nonaccrual loans included $3.0 million of TDRs and $1.6 million of loans guaranteed by the SBA.  The remaining $3.5 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.

Impaired Loans with Associated Allowance Amount
	December 31, 2015
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$961	$518	$-
SBA 504 loans	2,226	2,226	-
Commercial loans
Commercial real estate	1,365	1,366	-
Total commercial loans	1,365	1,366	-
Total impaired loans with no related allowance	4,552	4,110	-

With an allowance:
SBA loans held for investment (1)	2,203	1,389	705
Commercial loans
Commercial other	33	10	10
Commercial real estate	1,664	1,664	127
Total commercial loans	1,697	1,674	137
Total impaired loans with a related allowance	3,900	3,063	842

Total individually evaluated impaired loans:
SBA loans held for investment (1)	3,164	1,907	705
SBA 504 loans	2,226	2,226	-
Commercial loans
Commercial other	33	10	10
Commercial real estate	3,029	3,030	127
Total commercial loans	3,062	3,040	137
Total individually evaluated impaired loans	$8,452	$7,173	$842

(1)	Balances are reduced by amount guaranteed by the SBA of $288 thousand at December 31, 2015.

	December 31, 2014
(In thousands)	Unpaid principal balance	Recorded investment	Specific reserves
With no related allowance:
SBA loans held for investment (1)	$1,719	$1,093	$-
SBA 504 loans	2,202	2,202	-
Commercial loans
Commercial other	878	877	-
Commercial real estate	2,017	1,927	-
Total commercial loans	2,895	2,804	-
Total impaired loans with no related allowance	6,816	6,099	-

With an allowance:
SBA loans held for investment (1)	1,521	1,127	502
SBA 504 loans	1,676	1,676	510
Commercial loans
Commercial other	364	252	41
Commercial real estate	3,003	3,003	108
Total commercial loans	3,367	3,255	149
Total impaired loans with a related allowance	6,564	6,058	1,161

Total individually evaluated impaired loans:
SBA loans held for investment (1)	3,240	2,220	502
SBA 504 loans	3,878	3,878	510
Commercial loans
Commercial other	1,242	1,129	41
Commercial real estate	5,020	4,930	108
Total commercial loans	6,262	6,059	149
Total individually evaluated impaired loans	$13,380	$12,157	$1,161

(1)	Balances are reduced by amount guaranteed by the SBA of $1.6 million at December 31, 2014.

Average Recorded Investments in Impaired Loans and Related Amount of Interest Recognized

	For the years ended December 31,
	2015		2014
(In thousands)	Average recorded investment	Interest income recognized on impaired loans	Average recorded investment	Interest income recognized on impaired loans
SBA loans held for investment (1)	$1,887	$90	$3,028	$256
SBA 504 loans	2,488	106	3,042	109
Commercial loans
Commercial other	960	102	323	2
Commercial real estate	5,100	64	6,336	231
Commercial real estate construction	-	-	73	23
Total	$10,435	$362	$12,802	$621

(1)	Balances are reduced by the average amount guaranteed by the SBA of $416 thousand and $1.2 million for years ended December 31, 2015 and 2014, respectively.

Schedule of Servicing Assets

	For the years ended December 31,
(In thousands)	2015	2014
Balance, beginning of year	$753	$437
Servicing assets capitalized	927	483
Amortization of expense	(291)	(167)
Provision for loss in fair value	-	-
Balance, end of year	$1,389	$753

Schedule of Related Party Transactions

(In thousands)	December 31, 2015	December 31, 2014
Balance, beginning of year	$26,452	$18,327
New loans and advances	15,809	9,254
Loan repayments	(4,867)	(1,129)
Balance, end of year	$37,394	$26,452